Income tax (Tables)	12 Months Ended
Dec. 31, 2022
Income tax [Abstract]
Disclosure of detailed information about income tax

	2022	2021	2020
Loss for the year before income taxes	$ (9,061)	$ (7,553)	$ (6,000)
Statutory rate	27.00%	27.00%	27.00%

Expected income tax recovery	(2,447)	(2,039)	(1,620)

Permanent differences and other	1,521	(1,121)	551

Difference in foreign tax rates	272	24	84
Effect of change in future tax rates	-	-	-
Expiry of tax losses	402	-	-

Change in deferred tax assets not recognized	252	3,136	985
Total income tax recovery	$ -	$ -	$ -

Disclosure of detailed information about current income tax

	2022	2021	2020
Current income tax recovery	$ -	$ -	$ -
Deferred income tax expense	-	-	-
Total income taxes	$ -	$ -	$ -

Deferred Income Tax Reconciliation
The Company’s deferred income tax liability consisted of:

	2022	2021	2020

Deferred income tax assets:
Non-capital loss carryforward	$ 11,135	$ 11,594	$ 11,803

Resource expenditures	2,582	2,935	2,683

Equipment	131	280	278

Share issue and legal costs	9	14	26

Other	16,469	15,251	12,190

	30,326	30,074	26,980

Unrecognized tax assets	(30,326)	(30,074)	(26,939)
Net deferred income tax assets	-	-	41

Deferred income tax liabilities:
Foreign exchange on loan	-	-	(25)
Mineral property interests	-	-	(16)
Net deferred income tax liabilities	$ -	$ -	$ (41)

Net deferred income tax	$ -	$ -	$ -

Net deferred income tax	$ -	$ -	$ -